Loss Per Common Share	6 Months Ended
Jun. 30, 2019
Loss Per Common Share
Loss Per Common Share
9.	Loss per Common Share:

	Six Months Ended June 30,
	2018	2019
Net loss available to common stockholders	$(653)	$(3,937)

Weighted average number of common shares, basic and diluted	20,877,893	21,072,472

Loss per common share, basic and diluted	$(0.03)	$(0.19)

The weighted average number of share, basic and diluted, for the six months ended June 30, 2019, includes shares that were issued subsequent to June 30, 2019 as discussed in Note 14 of these unaudited interim consolidated financial statements.